CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 23,504	$ (5,928)	$ (3,033)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	13,402	11,608	10,991
Capital gain from sale of property	(2,084)	0	0
Impairment of held for sale asset	0	771	651
Stock-based compensation	3,423	2,220	1,304
Accrued severance pay, net	167	136	26
Deferred taxes, net	2,662	(627)	1,744
Decrease (increase) in trade receivables, net	13,448	(11,162)	(11,205)
Decrease (increase) in contract assets	(1,694)	2,481	21,412
Increase in other assets and other adjustments (including current, long-term and effect of exchange rate changes on cash, cash equivalents and restricted cash)	(351)	(3,445)	(247)
Decrease (increase) in inventories	(2,387)	(5,416)	2,449
Decrease in trade payables	(7,635)	(259)	(711)
Increase (decrease) in accrued expenses	735	549	(1,482)
Increase (decrease) in advances from customers and deferred revenues	803	5,929	(917)
Increase (decrease) in other liabilities	(12,049)	13,957	(2,079)
Net cash provided by operating activities	31,944	10,814	18,903
Cash flows from investing activities:
Purchase of property and equipment	(10,746)	(12,793)	(8,933)
Proceeds from (investment in) short-term deposits	0	2,159	(2,159)
Investment in financial instrument	0	(1,536)	0
Acquisitions of subsidiary, net of cash acquired	(4,107)	0	0
Receipts from sale of properties	2,168	4,006	0
Net cash used in investing activities	(12,685)	(8,164)	(11,092)
Cash flows from financing activities:
Dividend payment	0	0	(35,003)
Repayment of credit facility, net	(1,590)	0	0
Repayment of long-term loan	0	0	(4,000)
Net cash used in financing activities	(1,590)	0	(39,003)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(63)	32	(303)
Increase (decrease) in cash, cash equivalents and restricted cash	17,606	2,682	(31,495)
Cash, cash equivalents and restricted cash at the beginning of the year	87,145	84,463	115,958
Cash, cash equivalents and restricted cash at the end of the year (a)	104,751	87,145	84,463
Supplementary disclosure of cash flows activities:
Interest	564	0	98
Taxes on income	13,641	2,442	1,191
(B) Non-cash transactions:
Purchases of property and equipment that were not paid for and reclassification from inventories to property and equipment	4,475	2,507	2,426
New operating lease assets obtained in exchange for operating lease liabilities	$ 1,034	$ 1,768	$ 913